Asset transfers	12 Months Ended
Dec. 31, 2022
Asset transfers
Asset transfers

24 Asset transfers

This note provides an overview of asset transfers which do not qualify for derecognition and therefore continue to be recognised in NatWest Group’s balance sheet.

For accounting policy information see Accounting policies note 3.9.

Transfers that do not qualify for derecognition

NatWest Group enters into securities repurchase, lending and total return transactions in accordance with normal market practice which includes the provision of additional collateral if necessary. Under standard terms in the UK and US markets, the recipient has an unrestricted right to sell or repledge collateral, subject to returning equivalent securities on settlement of the transaction.

Securities sold under repurchase transactions and transactions with the substance of securities repurchase agreements are not derecognised if NatWest Group retains substantially all the risks and rewards of ownership. The fair value (and carrying value) of securities transferred under such transactions included on the balance sheet, are set out below. All of these securities could be sold or repledged by the holder.

	2022	2021
The following assets have failed derecognition (1)	£m	£m
Trading assets	6,668	13,084
Loans to bank - amortised cost	16	38
Loans to customers - amortised cost	398	1,837
Other financial assets	2,901	11,746
Total	9,983	26,705

(1)	Associated liabilities were £9,501 million (2021 - £24,747 million).

Assets pledged as collateral

NatWest Group pledges collateral with its counterparties in respect of derivative liabilities and bank and stock borrowings.

	2022	2021
Assets pledged against liabilities	£m	£m
Trading assets	15,062	23,601
Loans to banks - amortised cost	66	62
Loans to customers - amortised cost	17,493	20,108
Other financial assets (1)	3,351	3,624
Total	35,972	47,395

(1)	Includes assets pledged for pension derivatives and stock borrowings.

As part of the covered debt programme £8,156 million of loans to customers and other debt instruments (2021 – £8,965 million) have been transferred to bankruptcy remote limited liability partnerships within the NatWest Group to provide collateral for issues of debt securities and other borrowing by the NatWest Group of £4,132 million (2021 – £3,512 million). See Structured Entities Note.